Earnings per share - Narratives (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Basic weighted average number of shares	9,132,000,000	9,233,000,000	9,235,000,000
Dilutive shares	43,000,000	30,000,000	4,000,000
Number of shares held by employee benefit trust	600,000	10,400,000	200,000
Total number of own shares held	31,000,000
Number of shares in entity held by the treasury	30,365,037	0